RESEARCH AND DEVELOPMENT EXPENSES - Research and Development Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RESEARCH AND DEVELOPMENT EXPENSES
Gross research and development expenses	€ (7,596)	€ (5,751)	€ (4,757)
Research Tax Credit	411	581	617
Grants	222	250	739
Net Research and development expenses	€ (6,963)	€ (4,920)	€ (3,402)